Investment Strategy - Defiance AI & Power Infrastructure ETF	Feb. 07, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is a thematic index tracking the performance of U.S. exchange-listed companies contributing to critical electrical grid, artificial intelligence (“AI”) and data infrastructure through decentralized energy technologies (i.e., energy that is generated close to where it will be used, rather than at an industrial plant, such as solar panels), electrical utilities and related components and construction, data center operations, and AI-related computing hardware (“AI & Power Infrastructure Companies”). The Index is owned and administered by MarketVector Indexes GmbH (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

The Index

I.	Eligible Universe

The Index’s eligible universe includes companies whose business activity, products, or services includes one or more of the following sub-themes and generates at least 50% of its revenue from one or more of the sub-themes (“Sub-Themes”):

1.	Power Generation and Electric Grid Equipment: includes companies that meet the revenue threshold through:
●	production of equipment used in the generation of electric power including, but not limited to, nuclear reactor technology and decentralized power generators including fuel cells
●	production of industrial battery and related charging equipment, and energy storage solutions
●	production of uranium and other metals or nuclear fuel used in generating nuclear energy
●	production other products used in electrical grid infrastructure such as electric transmission and distribution equipment, meters and housings
●	production of power supplies, thermal management, and any other power related equipment
2.	Construction and Engineering: includes companies that meet the revenue threshold through:
●	services related to building electric grid and power generation infrastructure
●	services related to building data centers, data and wireless communications, and other technology infrastructure
3.	Electric Utilities and Power Producers: includes companies that meet the revenue threshold through:
●	energy generation from nuclear energy
●	operation as an independent power producer
●	operating and generating revenue in the data center, communications, and technology industries
4.	Data Centers and AI Hardware: includes companies that meet the revenue threshold through:
●	ownership or operation of data centers, excluding those predominantly used for collocation (i.e., data center space 3rd parties rent out to a company for its servers and other computing hardware) or cryptocurrency mining
●	design and sale of AI Hardware (i.e., the general purpose and specialized computer parts and components, such as semiconductor chips, used to facilitate artificial intelligence tasks)

II.	Constituent Selection

Securities in the Index’s eligible universe are then screened against size and liquidity requirements, including a minimum free-float (i.e., shares that are available to the public), minimum market capitalization, and minimum trading volume. All securities meeting this criteria are included in the Index. In the event there are less than 25 constituents that meet this criteria, the Index will select additional securities with the next highest rankings, although they do not meet this criteria, to achieve a portfolio size of 25 constituents.

The Index includes one share class per company in the investable universe. If more than one share class fulfills the minimum market capitalization and liquidity rules, only the class with the largest share free-float market capitalization qualifies for the Index. In exceptional cases (e.g. significantly higher liquidity in a different share class), the Index Provider can choose to select a different share class.

III.	Exclusion

The Index will primarily consist of common stocks. The Index will exclude limited partnerships as an investment type even if they meet the Index’s other criteria.

IV.	Weighting

The Index allocates approximately to the Sub-Themes (listed above) as follows:

●	50% of its weight to Sub-Theme 1
●	15% of its weight to Sub-Theme 2
●	15% of its weight to Sub-Theme 3
●	20% of its weight to Sub-Theme 4

Within each Sub-Theme, individual securities are weighted based on their free-float adjusted market capitalization relative to other components in the same Sub-Theme, subject to a maximum limit on individual holdings. As of December 31, 2024, the Index was comprised of 52 constituents with a market capitalization of range between $151 million and $3.4 trillion.

To the extent the Index is concentrated in a particular sector or industry, the Fund is expected to be concentrated in that same sector or industry. As of December 31, 2024, issuers in the Industrials sector and Electrical Equipment industry represented significant portions of the Index. The Fund is classified as “non-diversified” under the 1940 Act.

V.	Rebalancing

Components of the Index are reconstituted and rebalanced on a quarterly basis in March, June, September, and December.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of AI & Power Infrastructure Companies. For the purposes of this requirement, the Fund defines an AI & Power Infrastructure Company as a company that generates at least 50% of its revenue from one or more of the Sub-Themes.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Fund may have exposure to companies of all market capitalizations including small and micro-capitalization companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of AI & Power Infrastructure Companies.